Available for Sale Investments, at Fair Value - Maturities of Investments (Details) - Fixed Maturities $ in Thousands	Dec. 31, 2017 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Fair value within 1 year	$ 48,925
Fair value after 1 year through 5 years	4,222
Fair value after 5 years to 10 years	0
Fair value after 10 years	0
Fair value	53,147
Amortized cost within 1 year	48,992
Amortized cost after 1 year through 5 years	4,229
Amortized after 5 years to 10 years	0
Amortized after 10 years	0
Amortized cost	53,221
Treasury Bills
Schedule Of Available For Sale Securities [Line Items]
Fair value within 1 year	33,978
Fair value after 1 year through 5 years	0
Fair value after 5 years to 10 years	0
Fair value after 10 years	0
Fair value	33,978
US Treasury securities
Schedule Of Available For Sale Securities [Line Items]
Fair value within 1 year	14,947
Fair value after 1 year through 5 years	4,222
Fair value after 5 years to 10 years	0
Fair value after 10 years	0
Fair value	$ 19,169